Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000210577 | Microsoft8125091
Holdings [Line Items]
Percent of Total Investments	12.30%
C000210577 | NVIDIA8125106
Holdings [Line Items]
Percent of Total Investments	10.20%
C000210577 | Apple8125014
Holdings [Line Items]
Percent of Total Investments	8.60%
C000210577 | Amazon.com8125007
Holdings [Line Items]
Percent of Total Investments	7.10%
C000210577 | Meta Platforms8125088
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210577 | Alphabet8125001
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210577 | Eli Lilly8125047
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210577 | Alphabet8125004
Holdings [Line Items]
Percent of Total Investments	3.30%
C000210577 | Visa8125145
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210577 | Mastercard8125083
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210577 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210577 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210577 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210577 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210577 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210577 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000210577 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000210577 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000210577 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000210577 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000210578 | Microsoft8125091
Holdings [Line Items]
Percent of Total Investments	12.30%
C000210578 | NVIDIA8125106
Holdings [Line Items]
Percent of Total Investments	10.20%
C000210578 | Apple8125014
Holdings [Line Items]
Percent of Total Investments	8.60%
C000210578 | Amazon.com8125007
Holdings [Line Items]
Percent of Total Investments	7.10%
C000210578 | Meta Platforms8125088
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210578 | Alphabet8125001
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210578 | Eli Lilly8125047
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210578 | Alphabet8125004
Holdings [Line Items]
Percent of Total Investments	3.30%
C000210578 | Visa8125145
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210578 | Mastercard8125083
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210578 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210578 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210578 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210578 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210578 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210578 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000210578 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000210578 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000210578 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000210578 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000210586 | U.S. Treasury Bonds8125247
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210586 | U.S. Treasury Bonds8125226
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210586 | FHLMC8125490
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210586 | FHLMC8125493
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210586 | U.S. Treasury Bonds8125232
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210586 | U.S. Treasury Bonds8125235
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210586 | U.S. Treasury Notes8125218
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210586 | Paratus Energy Services8125474
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210586 | U.S. Treasury Notes8125209
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210586 | U.S. Treasury Bonds8125238
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210586 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000210586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210586 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210586 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210586 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210586 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210586 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210586 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210586 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000210586 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000210586 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000210587 | U.S. Treasury Bonds8125247
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210587 | U.S. Treasury Bonds8125226
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210587 | FHLMC8125490
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210587 | FHLMC8125493
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210587 | U.S. Treasury Bonds8125232
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210587 | U.S. Treasury Bonds8125235
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210587 | U.S. Treasury Notes8125218
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210587 | Paratus Energy Services8125474
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210587 | U.S. Treasury Notes8125209
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210587 | U.S. Treasury Bonds8125238
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210587 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210587 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210587 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210587 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210587 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210587 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000210587 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210587 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210587 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210587 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210587 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210587 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210587 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210587 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210587 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210587 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210587 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000210587 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000210587 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000210585 | U.S. Treasury Bonds8125247
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210585 | U.S. Treasury Bonds8125226
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210585 | FHLMC8125490
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210585 | FHLMC8125493
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210585 | U.S. Treasury Bonds8125232
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210585 | U.S. Treasury Bonds8125235
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210585 | U.S. Treasury Notes8125218
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210585 | Paratus Energy Services8125474
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210585 | U.S. Treasury Notes8125209
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210585 | U.S. Treasury Bonds8125238
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210585 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000210585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210585 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210585 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210585 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210585 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210585 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210585 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210585 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210585 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000210585 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000210585 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000210574 | Apidos CLO XL8125911
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210574 | GoldenTree Loan Management US CLO 148125918
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210574 | Battalion CLO 178125935
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210574 | Burlington Northern Santa Fe8125473
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210574 | Cruise Yacht Upper HoldCo8125659
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210574 | Brundage-Bone Concrete Pumping Holdings8125470
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210574 | Concentrix8125488
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210574 | Race Point IX8126003
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210574 | Kyndryl Holdings8125543
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210574 | Aircastle8125665
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210574 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210574 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000210574 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210574 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210574 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000210574 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210574 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210574 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000210574 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210574 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210574 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000210574 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000210574 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000210574 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210575 | Apidos CLO XL8125911
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210575 | GoldenTree Loan Management US CLO 148125918
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210575 | Battalion CLO 178125935
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210575 | Burlington Northern Santa Fe8125473
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210575 | Cruise Yacht Upper HoldCo8125659
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210575 | Brundage-Bone Concrete Pumping Holdings8125470
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210575 | Concentrix8125488
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210575 | Race Point IX8126003
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210575 | Kyndryl Holdings8125543
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210575 | Aircastle8125665
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210575 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210575 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000210575 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210575 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210575 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000210575 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210575 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210575 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000210575 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210575 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210575 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000210575 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000210575 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000210575 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210576 | Apidos CLO XL8125911
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210576 | GoldenTree Loan Management US CLO 148125918
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210576 | Battalion CLO 178125935
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210576 | Burlington Northern Santa Fe8125473
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210576 | Cruise Yacht Upper HoldCo8125659
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210576 | Brundage-Bone Concrete Pumping Holdings8125470
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210576 | Concentrix8125488
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210576 | Race Point IX8126003
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210576 | Kyndryl Holdings8125543
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210576 | Aircastle8125665
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210576 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210576 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000210576 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210576 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210576 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000210576 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210576 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210576 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000210576 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210576 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210576 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000210576 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000210576 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000210576 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210579 | U.S. Treasury Notes8125161
Holdings [Line Items]
Percent of Total Investments	14.10%
C000210579 | U.S. Treasury Notes8125168
Holdings [Line Items]
Percent of Total Investments	7.90%
C000210579 | U.S. Treasury Notes8125165
Holdings [Line Items]
Percent of Total Investments	7.80%
C000210579 | Molex Electronic Technologies8125388
Holdings [Line Items]
Percent of Total Investments	3.10%
C000210579 | Verizon Master Trust8125299
Holdings [Line Items]
Percent of Total Investments	3.10%
C000210579 | Fifth Third Bancorp8125369
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210579 | Prestige Auto Receivables Trust8125290
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210579 | Kyndryl Holdings8125385
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210579 | Westlake Automobile Receivables Trust8125311
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210579 | Charles Schwab8125361
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210579 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210579 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000210579 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210579 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210579 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210579 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210579 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210579 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210579 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000210579 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000210579 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210580 | U.S. Treasury Notes8125161
Holdings [Line Items]
Percent of Total Investments	14.10%
C000210580 | U.S. Treasury Notes8125168
Holdings [Line Items]
Percent of Total Investments	7.90%
C000210580 | U.S. Treasury Notes8125165
Holdings [Line Items]
Percent of Total Investments	7.80%
C000210580 | Molex Electronic Technologies8125388
Holdings [Line Items]
Percent of Total Investments	3.10%
C000210580 | Verizon Master Trust8125299
Holdings [Line Items]
Percent of Total Investments	3.10%
C000210580 | Fifth Third Bancorp8125369
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210580 | Prestige Auto Receivables Trust8125290
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210580 | Kyndryl Holdings8125385
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210580 | Westlake Automobile Receivables Trust8125311
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210580 | Charles Schwab8125361
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210580 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210580 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000210580 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210580 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210580 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210580 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210580 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210580 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210580 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000210580 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000210580 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210584 | Main Street Market Square Redevelopment Authority8125412
Holdings [Line Items]
Percent of Total Investments	14.30%
C000210584 | Taylor, Brownfield Redevelopment Authority8125424
Holdings [Line Items]
Percent of Total Investments	14.00%
C000210584 | Clifton, Higher Education Finance8125406
Holdings [Line Items]
Percent of Total Investments	13.00%
C000210584 | Clifton, Higher Education Finance8125409
Holdings [Line Items]
Percent of Total Investments	7.50%
C000210584 | California State, Municipal Finance Authority8125403
Holdings [Line Items]
Percent of Total Investments	7.00%
C000210584 | Idaho State, Housing & Finance Association8125415
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210584 | City of Medina Ohio8125419
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210584 | Mount Diablo Unified School District8125422
Holdings [Line Items]
Percent of Total Investments	3.00%
C000210584 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000210583 | Main Street Market Square Redevelopment Authority8125412
Holdings [Line Items]
Percent of Total Investments	14.30%
C000210583 | Taylor, Brownfield Redevelopment Authority8125424
Holdings [Line Items]
Percent of Total Investments	14.00%
C000210583 | Clifton, Higher Education Finance8125406
Holdings [Line Items]
Percent of Total Investments	13.00%
C000210583 | Clifton, Higher Education Finance8125409
Holdings [Line Items]
Percent of Total Investments	7.50%
C000210583 | California State, Municipal Finance Authority8125403
Holdings [Line Items]
Percent of Total Investments	7.00%
C000210583 | Idaho State, Housing & Finance Association8125415
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210583 | City of Medina Ohio8125419
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210583 | Mount Diablo Unified School District8125422
Holdings [Line Items]
Percent of Total Investments	3.00%
C000210583 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	67.10%